Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
ASDH-SUSTK-0425-110 1.9881392.110	April 30, 2025
Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
SDH-SUSTK-0425-106 1.9886586.106	April 30, 2025